Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Adaptive Alpha Opportunities ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.02%	15.72%	18.27%	(18.45%)	14.92%	36.93%	23.72%	(8.20%)	27.64%	11.65%
Adaptive Hedged Multi-Asset Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	11.48%	9.11%	6.52%	(12.35%)	0.65%	0.23%	4.48%	4.79%	4.89%	7.56%
RH Tactical Outlook ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	14.64%	18.35%	7.57%	(19.69%)	21.34%	0.53%	17.04%	(0.90%)	17.18%	5.08%
Adaptive Tactical Rotation ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	16.12%	22.55%	10.38%	(19.85%)	18.92%	0.88%	13.83%	(8.42%)	16.90%	6.32%